INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:- INTANGIBLE ASSETS, NET

a.Intangible assets, net consisted of the following:

	December 31,
	2021	2020
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,403	42,202
Customer relationships	4,466	4,466
Marketing rights and patents	2,882	2,641

	49,751	49,309

	$640	$1,082

F - 37

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 6:- INTANGIBLE ASSETS, NET (Cont.)

b.Amortization expenses amounted to $442, $441 and $911 for the years ended December 31, 2021, 2020 and 2019, respectively.

c.Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2022	$342
2023	182
2024	116

$640